Income Taxes (Details) - Schedule of Components of Income Tax Expenses - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Components of Income Tax Expenses [Abstract]
Current income tax expenses	$ 96,452	$ 305,439	$ 194,844
Deferred income tax expenses/(benefit)	(160,402)	80,519	(93,304)
Total income tax provision	$ (63,950)	$ 385,958	$ 101,540